                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599
                 ----------------------------------------------

                            STATE STREET MASTER FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                    Copy to:

Julie Tedesco, Vice President and Counsel           Timothy W. Diggins, Esq.
   State Street Bank and Trust Company                    Ropes & Gray
      One Federal Street, 9th Floor                 One International Place
       Boston, Massachusetts 02110              Boston, Massachusetts 02110-2624



Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

ITEM 1:  REPORTS TO SHAREHOLDERS.

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                              SEMI - ANNUAL REPORT



                                  JUNE 30, 2004


                                   (UNAUDITED)

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
COMMON STOCKS -- 95.6%
AUSTRALIA -- 4.1%
Alumina, Ltd.                                             8,911       $   32,775
Amcor, Ltd.                                               6,706           32,560
AMP, Ltd.                                                14,291           63,016
Ansell, Ltd.                                              1,323            7,133
Aristocrat Leisure, Ltd. (d)                              2,448            8,253
Australia & New Zealand
Banking Group, Ltd.                                      14,078          179,267
Australia Gas Light Co., Ltd.                             3,497           29,549
Australian Stock
Exchange, Ltd.                                              809            8,758
AXA Asia Pacific
Holdings, Ltd.                                            6,406           14,994
BHP Billiton, Ltd.                                       29,298          255,725
BlueScope Steel, Ltd.                                     5,593           26,260
Boral, Ltd.                                               4,326           19,467
Brambles Industries, Ltd. (d)                             7,429           31,050
Centro Properties Group                                   5,296           14,683
CFS Gandel Retail Trust                                     777              774
CFS Gandel Retail Trust Unit (d)                         10,178            9,855
Coca-Cola Amatil, Ltd.                                    3,446           16,635
Cochlear, Ltd.                                              421            6,663
Coles Myer, Ltd. (d)                                      8,462           50,635
Commonwealth Bank of Australia                            9,839          223,298
Commonwealth Property Office Fund (d)                    10,336            8,280
Computershare, Ltd.                                       3,431            7,600
CSL, Ltd.                                                 1,495           23,224
CSR, Ltd.                                                 7,488           11,580
Deutsche Office Trust                                     9,100            7,290
Foster's Group, Ltd.                                     15,543           51,105
Futuris Corp., Ltd.                                       4,399            4,842
General Property Trust                                   15,529           37,753
Harvey Norman Holdings, Ltd.                              4,185            8,221
Iluka Resources, Ltd. (d)                                 1,845            5,809
ING Industrial Fund (d)                                   5,842            7,325
Insurance Australia Group, Ltd.                          12,997           45,269
Investa Property Group (d)                               13,623           18,505
James Hardie Industries NV                                4,370           18,265
John Fairfax Holdings, Ltd.                               6,751           17,541
Leighton Holdings, Ltd. (d)                               1,080            6,839
Lend Lease Corp., Ltd. (d)                                2,803           20,072
Lion Nathan, Ltd.                                         2,329           11,000
Macquarie Bank, Ltd.                                      1,665           39,295
Macquarie Goodman Industrial Trust                       11,992           14,034
Macquarie Infrastructure Group                           14,848           34,132
Mayne Group, Ltd.                                         4,730           11,236
Mirvac Group (d)                                          5,261           15,759
National Australia Bank, Ltd. (d)                        11,755          244,346
Newcrest Mining, Ltd.                                     2,503           24,027
News Corp., Ltd. (d)                                     10,606           93,682
OneSteel, Ltd.                                            4,350            7,545
Orica, Ltd.                                               2,100           22,089
Origin Energy, Ltd.                                       5,038           19,793
Pacific Brands Ltd. (a)                                   4,541            8,446
PaperlinX, Ltd.                                           3,623           12,240
Patrick Corp., Ltd.                                       4,778           17,773
Perpetual Trustees Australia Ltd. (d)                       348           11,391
Publishing & Broadcasting, Ltd.                           1,045            9,354
QBE Insurance Group, Ltd. (d)                             5,187           46,250
Rinker Group, Ltd.                                        7,283           40,840
Rio Tinto, Ltd. (d)                                       2,412           60,403
Santos, Ltd.                                              4,452           21,492
Sonic Healthcare, Ltd.                                    1,855           11,785
Southcorp, Ltd. (a)                                       5,016           10,972
Stockland                                                   260              962
Stockland Trust Group (d)                                 9,743           35,156
Suncorp-Metway, Ltd.                                      4,118           40,734
TAB, Ltd.                                                 3,576           12,256
TABCORP Holdings, Ltd. (d)                                3,143           31,177
Telstra Corp., Ltd.                                      16,613           58,210
Toll Holdings, Ltd.                                       1,740           12,993
Transurban Group (d)                                      3,799           12,888
Wesfarmers, Ltd.                                          2,914           59,679
Westfield Holdings, Ltd. (d)                              3,261           34,983
Westfield Trust (d)                                      17,008           52,249
Westfield Trust New (a)                                   1,315            4,003
Westpac Banking Corp.                                    14,038          172,108
WMC Resources, Ltd.                                       8,814           30,208
Woodside Petroleum, Ltd.                                  3,599           41,793
Woolworths, Ltd.                                          7,881           62,585
                                                                       ---------
                                                                       2,780,738
                                                                       ---------
AUSTRIA -- 0.3%
Bank Austria Creditanstalt                                  367           21,522
Bohler-Uddeholm AG                                           65            5,393
Erste Bank der Oesterreichischen Sparkassen AG              299           46,964
Flughafen Wien AG                                            88            5,075
Immofinanz Immobilien Anlagen AG (a)                      2,390           19,337
Mayr-Melnhof Karton AG                                       35            4,514
OMV AG                                                      135           26,281
RHI AG (a)                                                  150            3,378
Telekom Austria AG                                        2,746           41,928
VA Technologie AG (a)                                       113            6,363
Verbund Oesterreichische Elektrizitaetswirtschafts AG        62           10,904
Voestalpine AG (a) (d)                                      258           12,713
Wienerberger AG                                             555           19,319
                                                                       ---------
                                                                         223,691
                                                                       ---------
BELGIUM -- 1.1%
Agfa Gevaert NV (d)                                         774           19,201
Barco NV (d)                                                 93            8,384
Bekaert SA                                                  154            8,872
Belgacom SA (a)                                           1,323           40,273
Cofinimmo                                                    41            5,542
Colruyt NV                                                  150           18,524
Compagnie Maritime Belge SA                                  28            3,398
Delhaize Group (d)                                          593           30,338
Dexia (d)                                                 5,530           91,771

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
BELGIUM -- (CONTINUED)
Electrabel SA (d)                                            234        $ 75,018
Fortis (d)                                                10,005         221,541
Groupe Bruxelles Lambert SA (d)                              590          37,722
Interbrew SA (d)                                           1,290          41,042
KBC Banassurance Holding NV (d)                              908          52,242
Mobistar SA (a)                                              213          13,268
Omega Pharma SA (d)                                          223          11,300
S.A. D'Ieteren NV (d)                                         23           4,852
Solvay SA (d)                                                542          44,247
UCB SA (d)                                                   747          34,790
Umicore                                                      211          13,285
                                                                       ---------
                                                                         775,610
                                                                       ---------
DENMARK -- 0.8%
A P Moller - Maersk A/S,
Series B                                                       9          61,874
Bang & Olufsen A/S, Series B                                 100           5,500
Carlsberg A/S, Series B                                      300          15,861
Coloplast A/S, Series B                                      133          12,540
Danisco A/S                                                  455          23,460
Danske Bank A/S                                            3,962          93,874
DSV, Series B                                                175           8,364
East Asiatic Co., Ltd. A/S                                   175           8,107
FLS Industries A/S, Series B (a)                             250           3,519
GN Store Nord A/S                                          1,981          17,510
Group 4 Falck A/S (d)                                        609          15,651
H. Lundbeck A/S (d)                                          584          12,714
ISS A/S                                                      386          19,081
Kobenhavns Lufthavne A/S (d)                                  50           7,284
NKT Holding A/S                                              150           3,045
Novo Nordisk A/S                                           2,207         113,615
Novozymes A/S, Series B                                      443          19,977
Tele Danmark A/S                                           1,103          35,838
Topdanmark A/S (a)                                           189          11,168
Vestas Wind Systems A/S (a)                                1,426          20,949
William Demant Holding A/S (a)                               265          10,020
                                                                       ---------
                                                                         519,951
                                                                       ---------
FINLAND -- 1.4%
Amer Group, Ltd.                                             200          10,415
Elisa Corp., Series A (a)                                  1,173          15,698
Fortum Oyj                                                 2,912          37,200
KCI Konecranes Oyj                                            66           2,449
Kesko Oyj                                                    500           9,916
Kone Corp.                                                   322          19,463
Metso Oyj (d)                                                902          11,413
Nokia Oyj (e)                                             41,252         595,244
Nokian Renkaat Oyj                                            76           7,404
Orion-Yhtyma Oyj, Series B                                   367           9,421
Outokumpu Oyj                                                716          11,455
Pohjola Group PLC, Series B                                  450           4,632
Rautaruukki Oyj                                              500           4,033
Sampo Oyj, Series A                                        2,373          23,039
Stora Enso Oyj, Series R                                   5,413          73,431
TietoEnator Oyj                                              714          21,674
UPM-Kymmene Oyj                                            4,540          86,389
Uponor Oyj                                                   300           9,873
Wartsila Oyj, Series B                                       400           8,955
                                                                       ---------
                                                                         962,104
                                                                       ---------
FRANCE -- 8.7%
Accor SA (d)                                               1,499          63,266
Air France                                                 1,141          19,449
Alcatel SA (a) (d)                                         9,712         149,828
Alstom (a) (d)                                            10,062          11,263
Atos Origin SA (a)                                           306          19,657
Autoroutes du Sud de la France (ASF) (d)                     540          21,444
Aventis SA (d) (e)                                         6,786         512,296
AXA (d)                                                   10,627         234,021
BNP Paribas SA (d) (e)                                     6,487         398,961
Bouygues SA (d)                                            1,580          52,902
Business Objects SA (a) (d)                                  527          11,817
Cap Gemini SA (a) (d)                                        983          39,455
Carrefour SA (d)                                           4,565         221,494
Casino Guichard-Perrachon SA (d)                             255          23,005
CNP Assurances (d)                                           273          15,840
Compagnie de Saint-Gobain (d)                              2,441         121,674
Compagnie Generale des Establissements Michelin (d)        1,135          62,762
Credit Agricole SA                                         5,275         128,357
Dassault Systemes SA (d)                                     440          20,401
Essilor International SA (d)                                 771          50,326
European Aeronautic Defence & Space Co. (d)                1,927          53,642
France Telecom SA (d)                                      8,889         231,653
Gecina                                                       270          21,221
Groupe Danone (d)                                          2,116         184,587
Hermes International                                          73          14,575
Imerys SA (d)                                                252          14,686
Klepierre                                                    178          12,171
L'Air Liquide SA (d)                                         875         144,675
L'Oreal SA (d)                                             2,423         193,532
Lafarge SA (d)                                             1,329         118,521
Lagardere S.C.A. (d)                                         996          62,225
LVMH (Louis Vuitton Moet Hennessy) (d)                     1,949         140,971
Pernod-Ricard SA (d)                                         418          53,450
Pinault-Printemps-Redoute SA (d)                             533          54,764
PSA Peugoet Citroen (d)                                    1,350          75,176
Publicis Groupe (d)                                          998          29,542
Renault SA (d)                                             1,472         112,111
Sagem SA (d)                                                 144          16,066
Sanofi-Synthelabo SA (d)                                   2,919         185,028
Schneider Electric SA (d)                                  1,659         113,233
Societe BIC SA (d)                                           259          11,527
Societe Generale (d)                                       2,616         222,315
Societe Television Francaise 1 (d)                           928          29,231
Sodexho Alliance SA (d)                                      741          19,527
STMicroelectronics NV (d)                                  4,654         102,091
Suez SA (d)                                                6,390         133,020
Technip SA (d)                                               148          20,077
Thales SA (d)                                                603          22,060
Thomson (d)                                                1,878          37,038

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
FRANCE -- (CONTINUED)
Total SA (d) (e)                                          4,663       $  888,997
Unibail SA (d)                                              336           34,747
Valeo SA (d)                                                577           24,044
Veolia Environnement (d)                                  2,245           63,341
Vinci SA (d)                                                568           57,219
Vivendi Universal SA (a) (d)                              8,110          224,968
Zodiac SA (d)                                               317           10,787
                                                                       ---------
                                                                       5,911,036
                                                                       ---------
GERMANY -- 6.4%
Adidas-Salomon AG (d)                                       400           47,756
Allianz AG (d)                                            2,593          280,870
Altana AG (d)                                               550           33,076
BASF AG (d)                                               4,450          238,166
Bayer AG                                                  5,550          160,032
Bayer Hypo-und Vereinsbank AG (a)                         4,926           87,621
Beiersdorf AG, Series A (d)                                  98           11,452
Celesio AG (d)                                              228           13,620
Commerzbank AG (a)                                        4,300           75,754
Continental AG                                            1,153           55,607
DaimlerChrysler AG (d)                                    7,206          336,660
Deutsche Bank AG (d)                                      4,409          346,421
Deutsche Boerse AG                                          900           45,738
Deutsche Lufthansa AG (a) (d)                             1,922           26,143
Deutsche Post AG                                          3,707           80,055
Deutsche Telekom AG (a)                                  21,275          373,768
Douglas Holding AG                                          256            7,326
E.On AG (e)                                               5,200          375,166
Epcos AG (a)                                                424            8,857
Fresenius Medical Care AG (d)                               291           21,593
HeidelbergCement AG                                         486           24,213
Hypo Real Estate Holding AG (a)                           1,085           31,827
Infineon Technologies AG (a)                              5,312           71,285
KarstadtQuelle AG (d)                                       365            7,945
Linde AG (d)                                                820           45,134
MAN AG (d)                                                  908           33,119
Merck KGAA                                                  420           25,294
Metro AG (d)                                              1,212           57,450
MLP AG (d)                                                  478            7,054
Muenchener Rueckversicherungs-Gesellschaft AG             1,455          157,727
Puma AG                                                     100           25,412
RWE AG                                                    3,305          155,413
SAP AG (d)                                                1,772          293,763
Schering AG                                               1,532           90,269
Siemens AG (e)                                            6,777          487,376
Suedzucker AG                                               400            7,860
ThyssenKrupp AG (d)                                       2,540           43,295
TUI AG (d)                                                1,352           25,825
Volkswagen AG (d)                                         1,929           81,485
                                                                       ---------
                                                                       4,297,427
                                                                       ---------
GREECE -- 0.5%
Alpha Bank AE                                             1,814           46,171
Coca-Cola Hellenic Bottling Co. SA                          685           15,951
Cosmote Mobile Telecommunications SA                        803           12,505
EFG Eurobank Ergasias                                     1,718           37,122
Emporiki Bank of Greece SA                                  470           12,329
Folli-Follie                                                150            4,781
Germanos SA                                                 217            6,278
Hellenic Duty Free Shops SA                                 150            2,862
Hellenic Petroleum SA                                     1,042            8,671
Hellenic Technodomiki Tev SA                                536            2,256
Hellenic Telecommunications Organization SA               2,438           31,560
Hyatt Regency SA                                            379            3,873
Intracom SA                                                 653            2,812
National Bank of Greece SA                                2,262           48,987
OPAP SA                                                   1,544           28,967
Piraeus Bank SA                                           1,634           19,125
Public Power Corp. (PPC)                                  1,011           23,986
Technical Olympic SA                                        610            2,568
Titan Cement Co.                                            550           12,982
Viohalco, Hellenic Copper and Aluminum Industry SA          976            7,030
                                                                       ---------
                                                                         330,816
                                                                       ---------
HONG KONG -- 1.3%
ASM Pacific Technology, Ltd. (d)                          1,500            5,644
Bank of East Asia, Ltd.                                   9,604           27,520
BOC Hong Kong (Holdings),Ltd. (d)                        26,500           45,187
Cathay Pacific Airways, Ltd.                              7,000           13,148
Cheung Kong (Holdings), Ltd.                             11,000           81,092
Cheung Kong Infrastructure (Holdings), Ltd.               3,000            7,231
CLP Holdings, Ltd.                                       13,100           71,716
Esprit Holdings, Ltd.                                     5,122           22,918
Giordano International, Ltd.                             10,000            6,314
Hang Lung Properties, Ltd. (d)                            8,000           10,308
Hang Seng Bank, Ltd.                                      5,500           70,515
Henderson Land Development Co., Ltd.                      5,000           21,539
Hong Kong & China Gas Co., Ltd.                          26,183           42,800
Hong Kong Exchanges & Clearing, Ltd.                      8,000           16,462
Hongkong Electric Holdings, Ltd.                         10,000           41,411
Hopewell Holdings, Ltd.                                   4,000            8,077
Hutchison Whampoa, Ltd.                                  15,800          107,868
Hysan Development Co., Ltd.                               4,378            6,511
Johnson Electronic Holdings, Ltd.                        10,500           10,635
Kerry Properties, Ltd.                                    4,000            6,103
Kingboard Chemical Holdings, Ltd.                         2,000            3,475
Li & Fung, Ltd.                                          11,000           16,077
MTR Corp. (d)                                             9,582           14,496
New World Development Co., Ltd.                          16,438           12,118
Orient Overseas International Ltd.                        2,000            5,910
PCCW, Ltd. (a) (d)                                       25,133           17,078
SCMP Group, Ltd.                                          6,533            2,597
Shangri-La Asia, Ltd. (d)                                 8,260            8,048
Sino Land Co., Ltd. (d)                                   6,544            3,650

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
HONG KONG -- (CONTINUED)
SmarTone Telecommunications
Holdings, Ltd.                                            2,000       $    2,192
Sun Hung Kai Properties, Ltd.                            10,000           82,053
Swire Pacific, Ltd.                                       6,500           42,085
Techtronic Industries Co., Ltd. (d)                       6,180            9,865
Television Broadcast, Ltd. (d)                            2,000            8,590
Texwinca Holdings, Ltd. (d)                               4,000            3,154
Wharf (Holdings), Ltd.                                    9,000           25,616
Yue Yuen Industrial (Holdings), Ltd. (d)                  3,321            8,005
                                                                       ---------
                                                                         888,008
                                                                       ---------
IRELAND -- 0.8%
Allied Irish Banks PLC                                    7,235          111,791
Bank of Ireland                                           8,287          110,705
CRH PLC                                                   4,508           95,214
DCC PLC                                                     690           12,592
Depfa Bank PLC                                            2,948           42,825
Elan Corp. PLC (a)                                        3,300           81,383
Fyffes PLC                                                2,618            5,479
Grafton Group PLC                                         1,848           14,749
Greencore Group PLC                                       1,349            5,203
Independent News & Media PLC                              4,693           11,191
Irish Life & Permanent PLC                                2,300           35,398
Kerry Group PLC                                           1,108           23,456
Kingspan Group PLC                                        1,165            6,945
Ryanair Holdings PLC (a)                                  1,586            8,838
Ryanair Holdings PLC ADR (a) (d)                             43            1,409
Waterford Wedgewood (a)                                   1,583              343
Waterford Wedgewood PLC                                   5,125            1,110
                                                                       ---------
                                                                         568,631
                                                                       ---------
ITALY -- 2.9%
Alleanza Assicurazioni SpA (d)                            3,052           34,830
Arnoldo Mondadori Editore SpA                               710            6,720
Assicurazioni Generali SpA (d)                            6,357          171,468
Autogrill SpA (a)                                           872           12,360
Autostrade SpA                                            1,122           22,046
Banca Antonveneta SpA (a)                                 1,517           31,173
Banca Fideuram SpA (d)                                    2,306           12,934
Banca Intesa SpA                                          6,000           18,031
Banca Monte dei Paschi di Siena SpA (d)                   7,259           23,227
Banca Nazionale del Lavoro SpA (a) (d)                    7,859           18,263
Banca Popolare di Milano                                  2,500           16,060
Banche Popolari Unite Scrl                                2,197           36,433
Banco Popolare di Verona e Novara Scrl                    2,443           41,968
Benetton Group SpA (d)                                      431            4,929
Bulgari SpA                                               1,050           10,616
Capitalia SpA                                             9,379           29,326
Edison SpA (a)                                            6,537           11,309
Enel SpA (d)                                             16,126          129,294
Ente Nazionale Idrocarburi SpA (d)                       17,334          344,179
Fiat SpA (a) (d)                                          3,410           28,544
FinecoGroup SpA (a)                                       1,116            7,033
Finmeccanica SpA (d)                                     38,834           30,853
Gruppo Editoriale L'Espresso SpA (d)                      1,326            7,986
Intesabci SpA                                            21,611           84,401
Italcementi SpA (d)                                         500            6,692
Luxottica Group SpA                                         867           14,451
Mediaset SpA (d)                                          3,900           44,460
Mediobanca SpA (d)                                        3,092           37,619
Mediolanum SpA (d)                                        1,612           10,257
Pirelli & Co. SpA (d)                                    11,806           12,195
Riunione Adriatica di Sicurta SpA (d)                     1,979           35,900
San Paolo - IMI SpA (d)                                   6,219           74,907
Seat Pagine Gialle SpA (d)                               25,430           10,674
Snam Rete Gas SpA                                         5,772           24,789
Telecom Italia Media SpA (a) (d)                          9,613            3,953
Telecom Italia Mobile SpA                                25,308          143,486
Telecom Italia SpA (d)                                   38,452           84,910
Telecom Italia SpA (d)                                   54,814          170,392
Tiscali SpA (a) (d)                                       1,445            6,487
UniCredito Italiano SpA (d)                              29,247          144,468
                                                                       ---------
                                                                       1,959,623
                                                                       ---------
JAPAN -- 23.2%
77 Bank, Ltd.                                             3,000           20,456
ACOM Co., Ltd.                                              570           37,037
ADERANS Co., Ltd.                                           300            6,461
Advantest Corp. (d)                                         600           40,196
AEON Co., Ltd.                                            2,000           80,282
Aeon Credit Service Co., Ltd.                               200           13,344
Aiful Corp.                                                 350           36,535
Aisin Seiki Co., Ltd.                                     1,200           25,020
Ajinomoto Co., Inc.                                       5,000           60,212
Alfresa Holdings Corp. (d)                                  200           11,144
All Nippon Airways Co.,Ltd. (ANA)                         4,000           13,087
ALPS Electric Co., Ltd.                                   1,000           14,224
Amada Co., Ltd.                                           3,000           19,796
Amano Corp.                                               1,000            8,899
Anritsu Corp.                                             1,000            6,544
Aoyama Trading Co., Ltd.                                    400           10,833
Ariake Japan Co., Ltd.                                      100            2,979
Asahi Breweries, Ltd. (d)                                 3,700           40,793
Asahi Glass Co., Ltd. (d)                                 6,000           62,411
Asahi Kasei Corp.                                        10,000           51,780
Asatsu-DK, Inc. (d)                                         300            7,781
Autobacs Seven Co., Ltd. (d)                                200            6,544
Bandai Co., Ltd.                                            600           16,331
Bank of Fukuoka, Ltd. (d)                                 5,000           29,648
Bank of Yokohama, Ltd.                                    8,000           50,002
Bellsystem24, Inc.                                           20            4,216
Benesse Corp.                                               700           22,967
Bridgestone Corp. (d)                                     5,000           93,938
C&S Co., Ltd. (d)                                           500           13,220
Canon, Inc. (d)                                           6,900          363,607
Capcom Co., Ltd.                                            300            3,302
Casio Computer Co., Ltd.                                  1,000           15,140
Central Glass Co., Ltd.                                   2,000           16,936
Central Japan Railway Co.                                     8           68,112
Chiba Bank, Ltd.                                          6,000           36,732
Chubu Electric Power Co.                                  5,400          114,072

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
JAPAN -- (CONTINUED)
Chugai Pharmaceutical
Co., Ltd. (d)                                              2,600        $ 40,794
Citizen Watch Co., Ltd. (d)                                2,000          22,655
Coca-Cola West Japan Co., Ltd. (d)                           300           7,423
COMSYS Holdings Corp.                                      1,000           8,120
Credit Saison Co., Ltd.                                    1,300          39,078
CSK Corp. (d)                                                500          24,286
DAI Nippon Printing Co., Ltd.                              5,000          79,870
Daicel Chemical Industries, Ltd.                           2,000          10,503
Daiichi Pharmaceutical Co., Ltd.                           1,900          33,868
Daikin Industries, Ltd.                                    2,000          53,705
Daimaru, Inc.                                              2,000          18,183
Dainippon Ink & Chemicals, Inc.                            5,000          12,831
Dainippon Screen MFG Co., Ltd. (a)                         1,000           5,902
Daito Trust Construction Co., Ltd.                           700          26,944
Daiwa House Industry Co., Ltd.                             4,000          46,410
Daiwa Securities Group, Inc.                              10,000          71,851
Denki Kagaku Kogyo Kabushiki Kaisha                        3,000          10,640
Denso Corp.                                                4,300         100,096
Dentsu, Inc. (d)                                              12          30,903
Dowa Mining Co., Ltd.                                      3,000          17,789
East Japan Railway Co.                                        28         157,045
Ebara Corp. (d)                                            2,000           9,770
Eisai Co., Ltd.                                            2,000          57,554
FamilyMart Co., Ltd.                                         700          22,838
FANUC, Ltd.                                                1,200          71,594
Fast Retailing Co., Ltd.                                     500          40,462
Fuji Electric Co., Ltd.                                    4,000          10,814
Fuji Photo Film Co., Ltd.                                  4,000         125,372
Fuji Soft ABC, Inc.                                          400          15,727
Fuji Television Network, Inc.                                  4           9,165
Fujikura, Ltd. (d)                                         3,000          16,881
Fujisawa Pharmaceutical Co., Ltd.                          2,300          54,488
Fujitsu, Ltd. (d)                                         14,000          98,667
Furukawa Electric Co., Ltd. (a) (d)                        6,000          25,624
Goodwill Group, Inc. (d)                                       4          10,411
Gunma Bank, Ltd.                                           3,000          15,122
Gunze, Ltd.                                                2,000          10,374
Hankyu Department Stores, Inc.                             1,000           8,725
Hino Motors, Ltd. (d)                                      2,000          14,480
Hirose Electric Co., Ltd.                                    200          21,977
Hitachi Cable, Ltd.                                        1,000           4,756
Hitachi Capital Corp.                                        600          11,163
Hitachi Chemical Co., Ltd.                                   800          13,146
Hitachi Construction Machinery Co., Ltd.                   1,000          11,841
Hitachi Software Engineering Co., Ltd.                       200           4,674
Hitachi, Ltd.                                             26,000         178,949
Hokkaido Electric Power Co., Inc.                          1,400          24,878
Hokugin Financial Group, Inc. (d)                          9,000          23,095
Honda Motor Co., Ltd.                                      6,400         308,519
House Food Corp.                                             500           7,066
Hoya Corp.                                                   900          94,194
Isetan Co., Ltd. (d)                                       1,300          18,717
Ishihara Sangyo Kaisha, Ltd. (d)                           2,000           4,417
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)         8,000          13,197
Ito En, Ltd.                                                 200           9,476
Ito-Yokado Co., Ltd.                                       3,000         128,397
Itochu Corp. (a)                                          11,000          49,397
Itochu Techno-Science Corp.                                  200           8,523
Jafco Co., Ltd. (d)                                          200          15,268
Japan Airlines System Corp. (a)                            7,000          22,389
Japan Real Estate Investment Corp. (d)                         2          13,967
Japan Retail Fund Investment Corp.                             2          13,802
Japan Tobacco, Inc.                                            7          54,401
JFE Holdings, Inc. (d)                                     4,300         105,416
JGC Corp.                                                  2,000          19,246
Joyo Bank, Ltd.                                            5,000          22,224
JSR Corp.                                                  1,700          31,939
Kajima Corp. (d)                                           9,000          33,405
Kaken Pharmaceutical Co., Ltd.                             1,000           5,847
Kamigumi Co., Ltd.                                         2,000          14,535
Kanebo, Ltd. (a)                                           3,000           2,777
Kaneka Corp.                                               2,000          18,934
Kansai Electric Power Co.                                  5,900         107,548
Kansai Paint Co., Ltd.                                     2,000          12,207
Kao Corp.                                                  5,000         120,515
Katokichi Co., Ltd.                                          300           5,994
Kawasaki Heavy Industries, Ltd. (d)                       10,000          16,130
Kawasaki Kisen Kaisha, Ltd. (d)                            4,000          20,199
Keihin Electric Express Railway Co., Ltd. (d)              4,000          25,038
Keio Electric Railway Co., Ltd.                            5,000          28,548
Keyence Corp.                                                300          68,432
Kikkoman Corp.                                             1,000           8,578
Kinden Corp.                                               1,000           6,250
Kintetsu Corp. (d)                                        14,000          53,247
Kirin Brewery Co., Ltd. (d)                                6,000          59,332
Kobe Steel, Ltd.                                          19,000          28,383
Kokuyo Co., Ltd.                                             600           7,566
Komatsu, Ltd. (d)                                          8,000          48,463
Konami Co., Ltd.                                             700          17,770
Konica Minolta Holdings, Inc.                              3,500          48,307
Koyo Seiko Co., Ltd.                                       1,000          11,868
Kubota Corp.                                               8,000          42,524
Kuraray Co., Ltd.                                          3,000          24,552
Kuraya Sanseido Inc. (d)                                   1,000          15,103
Kurita Water Industries, Ltd.                                800          10,961
Kyocera Corp.                                              1,300         110,324
Kyowa Hakko Kogyo Co., Ltd.                                3,000          21,638
Kyushu Electric Power Co.                                  3,200          59,680
Lawson, Inc.                                                 500          20,620

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
JAPAN -- (CONTINUED)
Leopalace21 Corp.                                          1,100        $ 20,565
Mabuchi Motor Co., Ltd. (d)                                  300          22,243
Makita Corp.                                               1,000          14,993
Marubeni Corp.                                            10,000          24,561
Marui Co., Ltd.                                            2,500          33,680
Matsumotokiyoshi Co., Ltd. (d)                               400          12,097
Matsushita Electric Industrial Co., Ltd.                  18,400         261,207
Matsushita Electric Works, Ltd.                            3,000          27,219
Meiji Dairies Corp.                                        2,000          11,089
Meiji Seika Kaisha, Ltd. (d)                               2,000           8,908
Meitec Corp. (d)                                             300          11,877
Millea Holdings, Inc.                                         12         178,161
Minebea Co., Ltd.                                          3,000          13,967
Mitsubishi Chemical Corp.                                 13,000          34,551
Mitsubishi Corp.                                           9,000          87,431
Mitsubishi Electric Corp.                                 14,000          68,772
Mitsubishi Estate Co., Ltd.                                8,000          99,271
Mitsubishi Gas Chemical Co., Inc.                          3,000          12,427
Mitsubishi Heavy Industries, Ltd.                         23,000          62,393
Mitsubishi Logistics Corp.                                 1,000           9,476
Mitsubishi Materials Corp.                                10,000          22,453
Mitsubishi Rayon Co., Ltd.                                 4,000          15,543
Mitsubishi Tokyo Financial Group, Inc.                        38         351,748
Mitsui & Co., Ltd.                                        10,000          74,875
Mitsui Chemicals, Inc.                                     5,000          25,020
Mitsui Engineering & Shipbuilding Co., Ltd.                5,000           8,752
Mitsui Fudosan Co., Ltd. (d)                               6,000          71,924
Mitsui Mining & Smelting Co., Ltd.                         4,000          18,659
Mitsui O.S.K. Lines, Ltd.                                  8,000          42,084
Mitsui Sumitomo Insurance Co., Ltd.                       10,400          97,695
Mitsui Trust Holdings, Inc.                                4,300          31,526
Mitsukoshi, Ltd. (d)                                       3,000          16,661
Mitsumi Electric Co., Ltd.                                   500           5,783
Mizuho Financial Group, Inc.                                  62         281,263
Murata Manufacturing Co., Ltd.                             1,800         102,607
Namco, Ltd.                                                  300           8,413
NEC Corp.                                                 13,000          91,500
NEC Electronics Corp. (d)                                    300          18,421
Net One Systems Co., Ltd. (d)                                  4          15,580
NGK Insulators, Ltd. (d)                                   2,000          16,148
NGK Spark Plug Co., Ltd.                                   1,000           9,595
Nichii Gakkan Co.                                            200           9,110
Nichirei Corp.                                             2,000           7,038
Nidec Corp. (d)                                              400          40,984
Nikko Cordial Corp.                                       13,000          63,025
Nikon Corp. (d)                                            2,000          22,508
Nintendo Co., Ltd.                                           800          92,746
Nippon Building Fund, Inc. (d)                                 2          14,425
Nippon Express Co., Ltd.                                   6,000          35,192
Nippon Kayaku Co., Ltd.                                    1,000           5,480
Nippon Light Metal Co., Ltd.                               5,000          11,868
Nippon Meat Packers, Inc.                                  1,000          12,317
Nippon Mining Holdings, Inc.                               5,500          27,169
Nippon Oil Corp. (d)                                      10,000          62,961
Nippon Sanso Corp. (d)                                     2,000          10,704
Nippon Sheet Glass Co., Ltd. (d)                           3,000          11,877
Nippon Shokubai Co., Ltd.                                  1,000           7,982
Nippon Steel Corp.                                        50,000         104,935
Nippon Telegraph and Telephone Corp.                          43         229,748
Nippon Unipac Holding                                          7          36,631
Nippon Yusen Kabushiki Kaisha                              7,000          32,269
Nippon Zeon Corp. (d)                                      2,000          14,498
Nishimatsu Construction Co., Ltd.                          2,000           6,983
Nissan Chemical Industries, Ltd.                           1,000           8,037
Nissan Motor Co., Ltd.                                    20,400         226,781
Nisshin Seifun Group, Inc.                                 1,000          10,154
Nisshin Steel Co., Ltd.                                    8,000          16,203
Nisshinbo Industries, Inc.                                 1,000           7,524
Nissin Food Products Co., Ltd.                               700          18,091
Nitori Co., Ltd. (d)                                         200          12,537
Nitto Denko Corp.                                          1,300          66,480
NOK Corp.                                                    700          25,982
Nomura Holdings, Inc.                                     16,000         236,814
Nomura Research Institute, Ltd.                              200          21,317
NSK, Ltd.                                                  4,000          19,906
NTN Corp. (d)                                              3,000          15,177
NTT Data Corp. (d)                                            12          38,711
NTT DoCoMo, Inc.                                             165         294,872
Obayashi Corp.                                             5,000          26,898
OBIC Co., Ltd.                                               100          21,308
Odakyu Electric Railway Co., Ltd.                          5,000          27,127
OJI Paper Co., Ltd.                                        6,000          38,492
Oki Electric Industry Co., Ltd. (a)                        4,000          16,093
Okumura Corp.                                              2,000          10,521
Olympus Corp.                                              2,000          37,758
Omron Corp.                                                2,000          46,831
Onward Kashiyama Co., Ltd.                                 1,000          16,038
Oracle Corp., Japan                                          300          16,634
Oriental Land Co., Ltd. (d)                                  500          32,855
ORIX Corp.                                                   700          80,191
Osaka Gas Co., Ltd.                                       16,000          44,430
Pioneer Corp. (d)                                          1,200          31,013
Promise Co., Ltd.                                            700          46,703
Q.P. Corp. (d)                                               900           7,795
Rakuten, Inc. (d)                                              3          22,902
Resona Holdings, Inc. (a) (d)                             37,000          65,784
Ricoh Co., Ltd.                                            6,000         127,572
Rinnai Corp.                                                 400          12,171
Rohm Co., Ltd.                                               900         107,721
Ryohin Keikaku Co., Ltd.                                     300          15,479
Saizeriya Co., Ltd.                                          100           1,375
Sammy Corp. (d)                                              400          19,099
Sanden Corp.                                               1,000           6,232
Sanken Electric Co., Ltd.                                  1,000          13,050
Sankyo Co., Ltd.                                           3,000          65,023
Sankyo Co., Ltd. NPV                                         400          16,313

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------      -----------
JAPAN -- (CONTINUED)
Sanwa Shutter Corp.                                      2,000       $    10,686
Sanyo Electric Co., Ltd. (d)                            12,000            49,379
Sapporo Holdings, Inc. (a) (d)                           2,000             7,332
Secom Co., Ltd.                                          2,000            84,865
Sega Corp. (a) (d)                                         900            11,547
Seiko Epson Corp.                                          800            29,107
Seino Transportation Co., Ltd.                           1,000            10,329
Sekisui Chemical Co., Ltd.                               4,000            33,763
Sekisui House, Ltd. (d)                                  4,000            44,394
Seven-Eleven Japan Co., Ltd.                             3,000            97,878
Sharp Corp.                                              8,000           127,792
Shimachu Co., Ltd.                                         400            10,869
Shimamura Co., Ltd. (d)                                    200            17,340
Shimano, Inc. (d)                                          600            14,297
Shimizu Corp.                                            5,000            22,637
Shin-Etsu Chemical Co., Ltd.                             2,900           103,652
Shinsei Bank, Ltd. (d)                                   4,000            25,514
Shionogi & Co., Ltd.                                     2,000            34,386
Shiseido Co., Ltd. (d)                                   3,000            37,804
Shizuoka Bank, Ltd.                                      5,000            44,174
Showa Denko K.K. (d)                                     7,000            17,514
Showa Shell Sekiyu K.K. (d)                              1,100             9,890
Skylark Co., Ltd. (d)                                      700            14,049
SMC Corp.                                                  400            43,257
Snow Brand Milk Products Co., Ltd. (a) (d)               1,000             3,382
Softbank Corp. (d)                                       1,900            83,582
Sojitz Holdings Corp. (a)                                2,200            11,190
Sompo Japan Insurance, Inc.                              6,000            61,312
Sony Corp.                                               7,600           286,267
Stanley Electric Co., Ltd.                               1,200            20,060
Sumitomo Bakelite Co., Ltd.                              1,000             7,002
Sumitomo Chemical Co., Ltd.                             11,000            51,313
Sumitomo Corp.                                           7,000            50,809
Sumitomo Electric Industries, Ltd.                       6,000            61,202
Sumitomo Heavy Industries, Ltd. (a)                      4,000            12,537
Sumitomo Metal Industries, Ltd.                         30,000            35,467
Sumitomo Metal Mining Co., Ltd.                          5,000            32,626
Sumitomo Mitsui Financial Group, Inc. (d)                   33           226,220
Sumitomo Osaka Cement Co., Ltd.                          3,000             8,248
Sumitomo Realty & Development Co., Ltd.                  3,000            37,172
Sumitomo Trust & Banking Co., Ltd. (d)                   9,000            64,088
Suruga Bank, Ltd.                                        2,000            15,323
Suzuken Co., Ltd.                                          300             9,320
T&D Holdings, Inc.                                       1,250            62,434
Taiheiyo Cement Corp.                                    7,800            19,444
Taisei Corp.                                             6,000            22,655
Taisho Pharmaceutical Co., Ltd.                          1,000            22,178
Taiyo Yuden Co., Ltd.                                    1,000            14,086
Takara Holdings, Inc.                                    2,000            16,130
Takashimaya Co., Ltd. (d)                                2,000            23,132
Takeda Chemical Industries, Ltd.                         7,300           320,460
Takefuji Corp. (d)                                         530            38,421
Takuma Co., Ltd.                                         1,000             7,167
TDK Corp.                                                1,000            75,883
Teijin, Ltd.                                             8,000            29,913
Teikoku Oil Co., Ltd.                                    2,000            10,759
Terumo Corp.                                             1,300            32,585
THK Co., Ltd. (d)                                          800            15,140
TIS, Inc. (d)                                              300            12,840
Tobu Railway Co., Ltd.                                   6,000            26,284
Toda Corp.                                               2,000             8,193
Toho Co., Ltd. (d)                                       1,100            15,989
Tohoku Elecric Power Co., Inc.                           3,400            57,272
Tokyo Broadcasting System, Inc.                            300             5,279
Tokyo Electric Power Co., Inc.                           9,400           213,215
Tokyo Electron, Ltd.                                     1,400            78,523
Tokyo Gas Co., Ltd. (d)                                 20,000            70,934
Tokyo Style Co., Ltd.                                    1,000            11,419
Tokyu Corp. (d)                                          8,000            40,984
Tokyu Land Corp. (d)                                     4,000            12,831
Tonen General Sekiyu K.K. (d)                            3,000            25,707
Toppan Printing Co., Ltd.                                4,000            45,273
Toray Industries, Inc.                                  10,000            47,106
Toshiba Corp.                                           24,000            96,559
Tosoh Corp.                                              4,000            14,444
Tostem Inax Holding Corp.                                2,000            43,166
Toto, Ltd.                                               3,000            31,563
Toyo Seikan Kaisha, Ltd.                                 1,000            17,175
Toyo Suisan Kaisha, Ltd.                                 1,000            13,151
Toyobo Co., Ltd.                                         5,000            12,556
Toyoda Gosei Co., Ltd.                                     400             9,440
Toyota Industries Corp. (d)                              1,700            40,819
Toyota Motor Corp. (e)                                  24,100           976,236
Trend Micro, Inc.                                        1,000            44,357
Ube Industries, Ltd. (a) (d)                             6,000             9,348
UFJ Holdings, Inc. (a)                                      31           136,938
Uni-Charm Corp.                                            400            19,942
Uniden Corp.                                             1,000            21,674
UNY Co., Ltd.                                            1,000            12,803
Ushio, Inc.                                              1,000            18,036
USS Co., Ltd. (d)                                          250            21,514
Wacoal Corp.                                             1,000            10,631
West Japan Railway Co.                                      14            56,454
World Co., Ltd.                                            300             9,128
Yahoo Japan Corp. (a)                                        8            77,716
Yakult Honsha Co., Ltd.                                  1,000            14,480
Yamada Denki Co., Ltd. (d)                                 600            22,380
Yamaha Corp.                                             1,600            26,248
Yamaha Motor Co., Ltd.                                   1,000            15,571
Yamanouchi Pharmaceutical Co., Ltd.                      2,500            84,086
Yamato Transport Co., Ltd.                               3,000            48,967
Yamazaki Baking Co., Ltd.                                1,000             9,825
Yokogawa Electric Corp.                                  2,000            26,669
                                                                      ----------
                                                                      15,669,123

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
LUXEMBOURG -- 0.1%
Arcelor (d)                                               3,497       $   58,714
                                                                      ----------
NETHERLANDS -- 4.9%
ABN AMRO Holding NV (d)                                  13,474          294,749
Aegon NV (d)                                             11,723          141,344
Akzo Nobel NV (d)                                         2,324           85,475
ASML Holding NV (a)                                       4,117           69,674
Corio NV                                                    362           15,415
DSM NV                                                      639           31,354
Euronext NV                                                 939           26,162
Getronics NV (a) (d)                                      5,399           14,780
Hagemeyer NV (a)                                          4,146            8,777
Heineken NV (d)                                           2,091           68,714
IHC Caland NV (d)                                           266           12,372
ING Groep NV (d)                                         15,139          357,326
Koninklijke (Royal) KPN NV                               17,077          130,062
Koninklijke (Royal) Philips Electronics NV               11,312          304,570
Koninklijke Ahold NV (a)                                 13,286          104,260
Koninklijke Numico NV (a) (d)                             1,269           40,775
Oce NV                                                      661           10,696
Qiagen NV (a)                                             1,004           11,837
Randstad Holdings NV                                        492           13,486
Reed Elsevier NV (d)                                      6,000           84,241
Rodamco Europe NV                                           439           26,519
Royal Dutch Petroleum Co. (e)                            17,934          920,342
TNT Post Group NV                                         2,661           60,800
Unilever NV (d)                                           4,914          335,401
Vedior NV                                                 1,377           20,070
VNU NV                                                    2,026           58,838
Wereldhave NV                                               166           13,653
Wolters Kluwer NV                                         2,353           42,713
                                                                      ----------
                                                                       3,304,405
                                                                      ----------
NEW ZEALAND -- 0.2%
Auckland International
Airport, Ltd.                                             2,438           10,435
Carter Holt Harvey, Ltd.                                  7,304            9,602
Contact Energy, Ltd.                                      2,416            8,991
Fisher & Paykel Appliances Holdings, Ltd., Series H       2,544            7,367
Fisher & Paykel Industries, Ltd.                            806            6,757
Fletcher Building, Ltd.                                   3,616           10,448
Independent Newspapers, Ltd.                                917            2,737
Sky City Entertainment Group, Ltd.                        3,502           10,653
Telecom Corp. of New Zealand, Ltd.                       16,437           61,377
Tenon, Ltd. (a)                                              48               58
Tower, Ltd. (a)                                           1,563            1,697
Warehouse Group, Ltd.                                     1,152            3,109
                                                                      ----------
                                                                         133,231
                                                                      ----------
NORWAY -- 0.6%
DNB NOR ASA                                               6,000           40,943
Frontline, Ltd. (d)                                         441           15,174
Kvaerner ASA (a) (d)                                        262            4,111
Norsk Hydro ASA (d)                                       1,403           91,185
Norske Skogindustrier ASA (d)                             1,031           18,369
Orkla ASA (d)                                             1,842           46,106
Petroleum Geo-Services ASA (a)                              165            6,749
Schibsted ASA                                               500            8,963
Smedvig ASA, Series A                                       300            3,300
Statoil ASA                                               4,158           52,789
Storebrand ASA                                            1,858           12,706
Tandberg ASA                                              1,213           12,819
Telenor ASA                                               6,956           48,370
Tomra Systems ASA (d)                                     1,501            7,081
Yara International ASA (a)                                1,223            9,881
                                                                      ----------
                                                                         378,546
                                                                      ----------
PORTUGAL -- 0.3%
Banco BPI SA                                              2,891           10,552
Banco Comercial Portugues SA                             15,193           35,490
Banco Espirito Santo SA, Registered                         889           14,742
Brisa-Auto Estrada de Portugal SA                         3,050           22,005
Cimpor-Cimentos de Portugal, SGPS SA                      1,787            8,697
Electridade de Portugal SA                               15,268           42,724
Jeronimo Martins SGPS SA                                     75              839
Jeronimo Martins SGPS SA (a)                                242            2,709
Portugal Telecom SGPS SA                                  7,451           80,409
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia SA                                           397            8,694
Sonae, SGPS SA                                            7,598            8,320
                                                                      ----------
                                                                         235,181
                                                                      ----------
SINGAPORE -- 0.8%
Allgreen Properties, Ltd.                                 2,000            1,121
Ascendas Real Estate Investment Trust                     5,000            4,180
Capitacommercial Trust (a)                                2,200            1,379
Capitaland, Ltd. (d)                                      8,000            6,363
CapitaMall Trust                                          6,000            5,922
Chartered Semiconductor Manufacturing, Ltd. (a) (d)       8,401            6,828
City Developments, Ltd.                                   3,487           10,932
ComfortDelGro Corp., Ltd. (a)                            15,000           10,712
Creative Technology, Ltd.                                   600            6,305
Datacraft Asia, Ltd. (a) (d)                              3,000            3,030
DBS Group Holdings, Ltd.                                  9,000           75,242
Fraser & Neave, Ltd.                                      1,082            8,794
Haw Par Corp., Ltd.                                         746            2,209
Jardine Cycle & Carriage, Ltd.                              541            2,010
Keppel Corp., Ltd.                                        4,356           17,829
Keppel Land, Ltd.                                         4,000            3,739
Neptune Orient Lines, Ltd. (d)                            9,000           12,331
Oversea-Chinese Banking Corp., Ltd.                       8,365           58,763
Overseas Union Enterprise, Ltd.                              69              282
Parkway Holdings, Ltd.                                    7,063            4,593
SembCorp Industries, Ltd.                                 8,000            6,224
SembCorp Logistics, Ltd.                                  2,000            2,137
SembCorp Marine, Ltd.                                     2,000            1,103
Ship Finance International Ltd.                             109            1,630
Singapore Airlines, Ltd.                                  4,394           28,571

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
SINGAPORE -- (CONTINUED)
Singapore Exchange, Ltd.                                  6,000       $    5,852
Singapore Land, Ltd.                                      1,000            2,566
Singapore Post, Ltd.                                     11,000            5,620
Singapore Press Holdings, Ltd.                           13,085           31,602
Singapore Technologies Engineering, Ltd.                 11,000           13,283
Singapore Telecommunications, Ltd.                       52,437           68,497
SMRT Corp., Ltd.                                          2,000              836
ST Assembly Test Services, Ltd. (a) (d)                   3,000            2,473
United Overseas Bank, Ltd.                               10,251           79,749
United Overseas Land, Ltd. (d)                            3,327            4,501
Venture Corp.                                             2,000           20,900
Wing Tai Holdings, Ltd.                                   5,833            2,794
                                                                      ----------
                                                                         520,902
                                                                      ----------
SPAIN -- 3.6%
Abertis Infraestructuras SA (d)                           2,074           36,134
Acciona SA                                                  309           19,211
Acerinox SA (d)                                             388           22,088
ACS SA                                                    2,268           38,217
Altadis SA, Series A (d)                                  2,361           72,962
Amadeus Global Travel Distribution SA, Series A (a) (d)   2,718           17,824
Antena 3 Television (a)                                     128            6,774
Banco Bilbao Vizcaya Argentaria SA (d)                   27,705          370,106
Banco Popular Espanol SA (d)                              1,362           76,922
Banco Santander Central Hispano SA (d) (e)               38,323          397,717
Corporacion Mapfre SA                                       828           10,144
Endesa SA (a) (d)                                         8,181          157,662
Fomento de Construcciones y Contratas SA (d)                381           14,120
Gamesa Corporacion Tecnologica, SA                        1,119           16,487
Gas Natural SDG SA (d)                                    1,330           31,861
Grupo Ferrovial SA (d)                                      532           22,149
Iberdrola SA (d)                                          6,576          138,812
Iberia Lineas Aereas de Espana SA (d)                     3,519           10,104
Indra Sistemas SA (d)                                     1,359           17,328
Industria de Diseno Textil SA (d)                         1,858           42,634
Metrovacesa SA (d)                                          369           14,124
NH Hoteles SA (d)                                           645            7,094
Promotora de Informaciones SA (d)                           590           10,308
Repsol YPF SA (a) (d)                                     7,863          172,197
Sacyr Vallehermoso SA                                       758           10,375
Sociedad General de Aguas de Barcelona SA (d)               450            7,665
Sogecable SA (a) (d)                                        386           15,568
Telefonica Publicidad e Informacion SA (d)                1,278            8,474
Telefonica SA (d) (e)                                    40,512          598,860
Union Electrica Fenosa SA (d)                             1,814           38,689
Zeltia SA (a) (d)                                         1,161            7,953
                                                                      ----------
                                                                       2,410,563
                                                                      ----------
SWEDEN -- 2.3%
Ainax AB (a) (d)                                            216            7,097
Alfa Laval AB                                               844           13,389
Assa Abloy AB, Series B (d)                               2,316           29,592
Atlas Copco AB, Series A (d)                                885           32,837
Atlas Copco AB, Series B                                    700           23,928
Axfood AB                                                   165            4,238
Billerud Aktiebolag (d)                                     411            6,711
Bostadsaktiebolaget Drott (a)                               125            2,497
Capio AB (a)                                                751            7,278
Castellum AB                                                281            6,752
D. Carnegie & Co., AB                                       580            5,505
Electrolux AB                                             2,205           42,297
Elekta AB (a)                                               291            6,432
Eniro AB                                                  1,153            8,801
Fabege AB, Series B (a)                                     500            6,505
Gambro AB, Series A                                       1,200           11,629
Gambro AB, Series B                                         600            5,774
Getinge AB                                                1,254           14,816
Hennes & Mauritz AB (H&M), Series B                       3,785           97,728
Hoganas AB, Series B                                        207            5,070
Holmen AB, Series B                                         500           14,470
Lundin Petroleum AB (a)                                   1,658            8,804
Modern Times Group MTG AB (a)                               375            7,268
Nobel Biocare Holding AG                                    218           34,206
Nordea AB                                                17,650          127,110
OMHEX AB (a)                                                700            8,386
Sandvik AB (d)                                            1,800           61,410
SAS AB (a) (d)                                              530            4,045
Scania AB                                                   900           30,586
Securitas AB, Series B (d)                                2,316           28,900
Skandia Forsakrings AB                                    8,878           36,771
Skandinaviska Enskilda Banken (SEB), Series A             3,754           54,319
Skanska AB                                                2,900           25,505
SKF AB, Series B                                            767           28,153
SSAB Svenskt Stal AB, Series A                              400            6,744
SSAB Svenskt Stal AB, Series B                              200            3,252
Svenska Cellulosa AB (SCA), Series B                      1,533           58,203
Svenska Handelsbanken AB, Series A                        4,351           87,217
Swedish Match AB                                          2,705           27,650
Tele2 AB, Series B (d)                                      739           32,374
Telefonaktiebolaget LM Ericsson (a)                     117,192          345,371
TeliaSonera AB (d)                                       14,886           63,038
Trelleborg AB, Series B                                     500            8,629
Volvo AB, Series A                                        1,000           33,520
Volvo AB, Series B (d)                                    1,785           62,083
Wihlborgs Fastigheter AB                                    448            5,903
WM-Data AB, Series B                                      2,000            4,487
                                                                      ----------
                                                                       1,547,280
                                                                      ----------
SWITZERLAND -- 7.0%
ABB, Ltd. (a)                                            15,984           87,425

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------       ----------
SWITZERLAND -- (CONTINUED)
Adecco SA (a) (d)                                        1,114        $   55,504
Ciba Specialty Chemicals AG                                580            41,773
Clariant AG                                              1,927            28,157
Compagnie Financiere Richemont AG (a)                    4,489           117,207
Credit Suisse Group (a)                                  9,816           348,780
Geberit AG                                                  29            19,335
Givaudan SA (d)                                             61            35,312
Holcim, Ltd. (d)                                         1,572            85,478
Kudelski SA (a)                                            275             7,905
Kuoni Reisen Holding AG, Series B                           25            10,759
Logitech International SA (a)                              353            16,066
Lonza Group AG                                             308            15,604
Micronas Semiconductor Holding AG (a)                      313            14,233
Nestle SA (e)                                            3,495           932,074
Novartis AG (e)                                         20,625           909,878
Phonak Holding AG (a) (d)                                  416            12,938
Rieter Holding AG                                           45            11,929
Roche Holding AG (e)                                     6,082           602,178
Serono SA                                                   54            34,020
SGS Societe Generale de Surveillance Holding SA             35            19,115
Straumann Holding AG                                        77            15,463
Sulzer AG                                                   29             8,243
Swatch Group AG, Registered                                283            36,833
Swatch Group AG, Series B                                  461            12,294
Swiss Reinsurance Co.                                    2,777           180,381
Swisscom AG                                                227            75,038
Syngenta AG (a)                                            915            76,713
Synthes, Inc.                                              390            44,453
UBS AG (d) (e)                                           9,731           685,692
Unaxis Holding AG (d)                                      117            13,172
Valora Holding AG                                           34             7,832
Zurich Financial Services AG                             1,242           196,108
                                                                      ----------
                                                                       4,757,892
                                                                      ----------
UNITED KINGDOM -- 24.3%
3i Group PLC                                             4,939            54,861
Aegis Group PLC                                          8,948            14,564
Aggreko PLC                                              2,059             6,142
Alliance Unichem PLC                                     1,897            22,447
AMEC PLC                                                 2,420            11,981
Amvescap PLC                                             6,540            44,595
ARM Holdings PLC                                         7,769            16,907
Arriva PLC                                               1,660            12,403
Associates British Ports Holdings PLC                    2,535            18,584
AstraZeneca Group PLC (e)                               14,228           638,353
Aviva PLC                                               19,314           199,298
BAA PLC                                                  8,740            87,730
BAE Systems PLC                                         25,045            99,581
Balfour Beatty PLC                                       3,378            16,264
Barclays PLC (e)                                        55,324           471,300
Barratt Developments PLC                                 1,841            19,681
BBA Group PLC                                            3,401            16,807
Bellway PLC                                                963            13,273
Berkeley Group PLC                                         925            20,759
BG Group PLC                                            30,235           186,289
BHP Billiton PLC                                        21,162           183,635
BOC Group PLC                                            4,044            67,691
Boots Group PLC                                          6,369            79,465
BP PLC (c)                                             185,879         1,641,636
BPB PLC                                                  3,882            28,776
Brambles Industries PLC                                  5,606            21,655
British Airways PLC (a)                                  4,154            20,754
British America Tobacco PLC                             13,289           205,931
British Land Co. PLC                                     3,928            49,401
British Sky Broadcasting PLC                            10,341           116,646
BT Group PLC                                            73,435           264,351
Bunzl PLC                                                3,536            29,482
Cable & Wireless PLC                                    19,144            45,046
Cadbury Schweppes PLC                                   16,980           146,499
Capita Group PLC                                         6,539            37,769
Carnival PLC                                             1,372            66,632
Cattles PLC                                              2,458            14,131
Celltech Group PLC (a)                                   3,190            31,760
Centrica PLC                                            35,085           142,842
Close Brothers Group PLC                                 1,076            15,162
Cobham PLC                                                 860            21,788
Compass Group PLC                                       17,701           108,019
Cookson Group PLC (a)                                   16,253            12,379
Corus Group PLC (a)                                     30,578            22,043
Daily Mail & General Trust                               2,991            39,515
Davis Service Group PLC                                  1,623            11,332
De La Rue PLC                                            1,472             9,216
Diageo PLC                                              26,022           350,864
Dixons Group PLC                                        15,633            46,849
Eircom Group PLC (a)                                     4,059             7,309
Electrocomponents PLC                                    3,378            21,870
EMAP PLC                                                 2,499            33,536
EMI Group PLC                                            7,716            34,108
Enterprise Inns PLC                                      3,391            35,360
Exel PLC                                                 2,910            40,477
FirstGroup PLC                                           3,346            17,021
FKI PLC                                                  4,708            10,480
Friends Provident PLC                                   15,909            42,339
George Wimpey PLC                                        2,961            19,814
GKN PLC                                                  5,737            26,062
GlaxoSmithKline PLC (e)                                 50,112         1,014,200
Great Portland Estates PLC                               1,315             6,153
GUS PLC                                                  8,331           127,740
Hammerson PLC                                            2,165            27,346
Hanson PLC                                               5,921            40,723
Hays PLC                                                16,161            35,975
HBOS PLC (e)                                            32,712           404,881
Hilton Group PLC                                        12,813            64,132
HMV Group PLC                                            3,349            14,698
HSBC Holdings PLC (c)                                   92,771         1,379,569
ICAP PLC                                                 4,187            20,653
IMI PLC                                                  2,689            18,116
Imperial Chemical Industries PLC                         9,506            39,736
Imperial Tobacco Group PLC                               5,994           129,137
Inchcape PLC                                               677            21,522
Intercontinental Hotels Group PLC                        5,956            62,917
International Power PLC (a)                              8,570            21,836
Intertek Group PLC                                       1,331            13,807

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        MARKET
                                                         SHARES          VALUE
                                                         ------      -----------
UNITED KINGDOM -- (CONTINUED)
Invensys PLC (a)                                        65,649       $    21,430
ITV PLC                                                 33,810            70,818
J Sainsbury PLC                                         12,611            65,122
Johnson Matthey PLC                                      2,156            36,030
Kelda Group PLC                                          2,968            26,926
Kesa Electricals PLC                                     4,112            21,570
Kidde PLC                                                6,723            14,570
Kingfisher PLC                                          19,096            99,130
Land Securities Group PLC                                3,801            79,891
Legal & General Group PLC                               53,146            91,561
Liberty International PLC                                1,888            26,056
Lloyds TSB Group PLC                                    47,500           371,915
LogicaCMG PLC                                            7,997            26,540
London Stock Exchange PLC                                2,671            17,728
Man Group PLC                                            2,268            58,734
Marconi Corp. PLC (a)                                    1,808            22,411
Marks & Spencer Group PLC                               18,540           121,965
Meggitt PLC                                              2,502            11,877
MFI Furniture Group PLC                                  4,959            13,602
Misys PLC                                                4,515            16,212
Mitchells & Butlers PLC                                  4,013            20,268
National Express Group PLC                               1,207            14,753
National Grid Transco PLC                               26,332           203,189
Next PLC                                                 2,157            55,664
Novar PLC                                                3,484             7,771
Pearson PLC                                              6,543            79,500
Peninsular & Oriental Steam Navigation Co.               5,734            22,877
Persimmon PLC                                            2,099            24,057
Pilkington PLC                                           8,231            14,554
Premier Farnell PLC                                      3,169            14,181
Provident Financial PLC                                  1,977            21,530
Prudential PLC                                          16,521           142,164
Punch Taverns PLC                                        2,251            20,778
Rank Group PLC                                           5,839            31,767
Reckitt Benckiser PLC                                    4,913           139,081
Reed Elsevier PLC                                       10,414           101,228
Rentokil Initial PLC                                    14,547            38,120
Reuters Group PLC                                       11,680            78,478
Rexam PLC                                                4,348            35,345
Rio Tinto PLC                                            9,119           219,285
RMC Group PLC                                            2,053            22,599
Rolls-Royce Group PLC                                   14,683            67,035
Royal & Sun Alliance Insurance Group PLC                27,983            41,866
Royal Bank of Scotland Group PLC (e)                    25,098           722,782
SABMiller PLC                                            6,520            84,364
Sage Group PLC                                          11,895            40,231
Schroders PLC                                            1,006            11,183
Scottish & Newcastle PLC                                 6,460            50,873
Scottish & Southern Energy PLC                           7,006            86,587
Scottish Power PLC                                      15,236           110,176
Securicor PLC                                            4,281             9,899
Serco Group PLC                                          3,519            13,593
Severn Trent PLC                                         2,762            39,871
Shell Transport & Trading Co. PLC (e)                   81,812           600,141
Signet Group PLC                                        13,573            28,184
Slough Estates PLC                                       3,269            26,603
Smith & Nephew PLC                                       7,611            81,918
Smiths Group PLC                                         4,533            61,367
SSL International PLC                                    1,537             7,777
Stagecoach Holdings PLC                                  8,552            13,881
Tate & Lyle PLC                                          3,133            18,750
Taylor Woodrow PLC                                       5,874            27,377
Tesco PLC                                               65,299           315,292
TI Automotive, Ltd., Class A (a)                         4,947                 0
Tomkins PLC                                              7,566            37,664
Trinity Mirror PLC                                       2,724            32,110
Unilever PLC                                            23,619           231,727
United Business Media PLC                                2,602            23,924
United Utilities PLC                                     4,471            42,041
United Utilities PLC, Class A                            2,500            15,086
Vodafone Group PLC (e)                                 571,134         1,250,671
Whitbread PLC                                            2,358            35,172
William Hill PLC                                         4,116            41,353
Wolseley PLC                                             4,742            73,527
WPP Group PLC                                            8,660            87,947
Yell Group PLC                                           6,782            42,401
                                                                     -----------
                                                                      16,429,255
                                                                     -----------

TOTAL COMMON STOCKS
(Cost $52,724,423)                                                    64,662,727
                                                                     -----------

PREFERRED STOCKS -- 0.5%

AUSTRALIA -- 0.3%
News Corp., Ltd.                                        21,038           172,197
                                                                     -----------
GERMANY -- 0.2%
Fresenius Medical Care AG (d)                              202            10,811
Henkel KGAA                                                548            46,791
Porsche AG                                                  66            44,169
ProSieben Sat.1 Media AG                                   673            12,159
RWE AG                                                     301            12,125
Volkswagen AG                                            1,100            31,798
                                                                     -----------
                                                                         157,853
                                                                     -----------
NEW ZEALAND -- 0.0%
Tenon, Ltd. (a)                                            366               444
                                                                     -----------
SWITZERLAND -- 0.0%
Schindler Holding AG (a)                                    60            17,223
                                                                     -----------

TOTAL PREFERRED STOCKS
(Cost $287,396)                                                          347,717
                                                                     -----------

WARRANTS -- 0.0%
SINGAPORE -- 0.0%
City Developments, Ltd. (a)
(Cost $0)                                                  548               935
                                                                     -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                       MARKET
                                                       SHARES          VALUE
                                                     ----------     ------------
SHORT TERM INVESTMENTS -- 21.6%

UNITED STATES -- 21.6%
AIM Short Term Investment
Prime Portfolio (c)                                      99,000     $     99,000
AIM Treasury Fund (c)                                   703,000          703,000
Federated Money Market
Obligations Trust (c)                                   173,000          173,000
State Street Navigator
Securities Lending Prime
Portfolio (b) (Note 4)                               13,658,590       13,658,590
                                                                    ------------
                                                                      14,633,590
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $14,633,590)                                                    14,633,590
                                                                    ------------


TOTAL INVESTMENTS -- 117.7%
(Cost $67,645,409)                                                    79,644,969
                                                                    ------------

LIABILITIES IN EXCESS
OF OTHER ASSETS -- (17.7)%                                           (11,971,474)
                                                                    ------------

NET ASSETS -- 100.0%                                                $ 67,673,495
                                                                    ============

(a)   Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.

(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)   All or a portion of these securities were on loan at June 30, 2004.

(e) All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

Abbreviations
ADR - American Depository Receipts
NPV - No Par Value
NV  - Non-voting

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

Financials                       24.7%
Consumer Discretionary           13.7%
Industrials                       9.4%
Health Care                       8.4%
Consumer Staples                  7.9%
Energy                            7.8%
Telecommunication Services        6.8%
Information Technology            6.7%
Materials                         6.2%
Utilities                         4.5%
Cash, receivables, and other
assets, less liabilities          3.9%
                                -----
                                100.0%
                                -----

                                                                    UNREALIZED
                                                    NUMBER OF      APPRECIATION/
                                                    CONTRACTS     (DEPRECIATION)
SCHEDULE OF FUTURES
CONTRACTS (LONG)
SPI 200 Index Futures
  Expiration date 09/2004                                  4           $ 10,433
DAX Index Futures
  Expiration date 09/2004                                  1              9,955
CAC 40 Euro Futures
  Expiration date 09/2004                                  6             (6,673)
Hang Seng Index Futures
  Expiration date 07/2004                                  2              1,168
TOPIX Index Futures
  Expiration date 09/2004                                  4             44,527
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 09/2004                                  4             10,714
MIB 30 Index Futures
  Expiration date 09/2004                                  3             60,830
OMX Index Futures
  Expiration date 07/2004                                  2             18,692
                                                                  -------------

Net unrealized appreciation on
open futures contracts purchased                                       $149,646
                                                                  =============


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY           USD FACE        USD CURRENT              UNREALIZED
PURCHASE CONTRACTS                        VALUE            VALUE            GAIN            LOSS
---------------------------------------------------------------------------------------------------
Australian Dollar
Local Contract amount - 432,000         $  296,352      $  298,465      $    2,113      $       --
Settlement Date - 08/24/04

Euro Dollar
Local Contract amount - 800,000            952,480         973,539          21,059              --
Settlement Date - 08/24/04

Pound Sterling
Local Contract amount - 193,000            339,352         348,224           8,872              --
Settlement Date - 08/24/04

Hong Kong Dollar
Local Contract amount - 636,000             81,780          81,684              --              96
Settlement Date - 08/24/04

Japanese Yen
Local Contract amount - 39,700,000         351,794         363,898          12,104              --
Settlement Date - 08/24/04
---------------------------------------------------------------------------------------------------
Total Open Forward
Foreign Currency
Purchase Contrac ts                     $2,021,758      $2,065,810      $   44,148      $       96
---------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers at market (identified cost $53,986,819) - including
    $13,668,201 of securities on loan (Note 2)                                              $  65,986,379
Investments in non-controlled affiliates at market (identified cost $13,658,590) (Note 4)      13,658,590
Cash*                                                                                             491,202
Foreign currency at market (cost $1,036,152)                                                    1,038,021
Unrealized appreciation on forward foreign currency exchange contracts                             44,148
Receivables:
    Investment securities sold                                                                        664
    Dividends and interest                                                                        123,717
                                                                                            -------------
     Total assets                                                                              81,342,721

LIABILITIES
Payables:
    Investment securities purchased                                                                   456
    Daily variation margin on futures contracts                                                     1,062
    Unrealized depreciation on forward foreign currency exchange contracts                             96
    Due upon return of securities loaned                                                       13,658,590
    Management fees (Note 4)                                                                        9,022
                                                                                            -------------
     Total liabilities                                                                         13,669,226
                                                                                            -------------
NET ASSETS                                                                                  $  67,673,495
                                                                                            =============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                             $  55,478,607
Net unrealized appreciation on investments, foreign currency translation,
    and futures contracts                                                                      12,194,888
                                                                                            -------------
NET ASSETS                                                                                  $  67,673,495
                                                                                            =============


* Includes restricted cash of $490,550 held as collateral in relation to initial margin requirements on futures contracts.


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $231,836)                                    $ 1,156,264
                                                                                             -----------
    Dividends (non-cash)                                                                             246
    Interest                                                                                         483
    Security lending income (Notes 2 and 4)                                                       70,078
                                                                                             -----------
     Total Investment Income                                                                   1,227,071

EXPENSES
    Management fees (Note 4)                                           $    67,060
                                                                       -----------
     Total Expenses                                                                               67,060
                                                                                             -----------
NET INVESTMENT INCOME                                                                          1,160,011
                                                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments and foreign currency transactions                       11,832,012
    Futures contracts                                                      573,462
                                                                       -----------
                                                                                              12,405,474
Net change in unrealized appreciation (depreciation) on:
    Investments and foreign currency translation                        (8,909,805)
    Futures contracts                                                     (162,683)
                                                                       -----------
                                                                                              (9,072,488)
                                                                                             -----------
Net realized and unrealized gain                                                               3,332,986
                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 4,492,997
                                                                                             ===========


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Six Months
                                                                           Ended            For the Year
                                                                       June 30, 2004           Ended
                                                                        (Unaudited)       December 31, 2003
                                                                        -----------       -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
 Net investment income                                                 $   1,160,011       $   2,062,152
 Net realized gain (loss) on investments and futures contracts            12,405,474          (7,474,780)
 Net change in unrealized appreciation (depreciation)                     (9,072,488)         38,004,295
                                                                       -------------       -------------
  Net increase in net assets resulting from operations                     4,492,997          32,591,667
                                                                       -------------       -------------

CAPITAL TRANSACTIONS
 Proceeds from contributions                                              26,435,542         104,752,849
 Fair value of withdrawals                                               (88,080,546)        (91,872,233)
                                                                       -------------       -------------
  Net increase (decrease) in net assets from capital transactions        (61,645,004)         12,880,616
                                                                       -------------       -------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                              (57,152,007)         45,472,283

NET ASSETS
Beginning of period                                                      124,825,502          79,353,219
                                                                       -------------       -------------
End of period                                                          $  67,673,495       $ 124,825,502
                                                                       =============       =============


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                  Six Months
                                                                    Ended         Year         Year          Year        Period
                                                                    6/30/04      Ended        Ended         Ended         Ended
                                                                  (Unaudited)   12/31/03     12/31/02      12/31/01     12/31/00*
                                                                  -----------   --------     --------      --------     ---------
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (in thousands)                          $  67,673      $124,826     $ 79,353      $ 60,571      $ 87,620

 Ratios to average net assets:
  Operating expenses                                                  0.15%+        0.15%        0.15%         0.15%         0.15%+
  Net investment income                                               2.60%+        2.20%        1.85%         1.49%         0.81%+
 Portfolio turnover rate**                                              26%++         26%          13%           31%           8%++
 Total return (a)                                                     3.73%++      37.59%      (16.05%)      (21.88%)       0.80%++

---------------

*   The Portfolio commenced operations on November 13, 2000.

** The Portfolio turnover rates for year ended December 31, 2002 and period ended December 31, 2000, excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At June 30, 2004, only the Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. Pursant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)


FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the period ended June 30, 2004, the earned income for the Portfolio and State Street was $70,078 and $23,359, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2004, the value of the securities loaned amounted to $13,668,201. The loans were collateralized with cash of $13,658,590, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and $734,917 of securities held by the custodian as collateral for Portfolio securities loaned as follows:

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

Principal                                       Maturity              Interest
Amount                                            Dates                Rates         Value
------                                            -----                -----         -----
$ 10,752      U.S. Treasury Bond                 08/15/13             12.000%      $  14,684
     230      U.S. Treasury Bond                 02/15/16              9.250             327
  28,950      U.S. Treasury Bond                 08/15/17              8.875          40,645
     414      U.S. Treasury Bond                 02/15/19              8.875             586
   2,052      U.S. Treasury Bond                 11/15/21              8.000           2,711
     404      U.S. Treasury Bond                 05/15/21              8.125             537
     268      U.S. Treasury Bond                 08/15/23              6.250             303
     120      U.S. Treasury Bond                 02/15/31              5.375             123
     115      U.S. Treasury Note                 02/15/12              4.875             121
              U.S. Treasury Bond
   7,308      Stripped Principle                 11/15/21              6.875           2,787
              U.S. Treasury Bond
   9,537      Stripped Principle                 08/15/25              8.000           2,914
E  4,826      Federal Republic of Germany        01/05/06              6.000           6,349
   7,400      Federal Republic of Germany        01/04/07              6.000           9,940
   5,951      Federal Republic of Germany        01/04/08              5.250           7,906
   8,848      Federal Republic of Germany        02/15/08              4.250          11,292
  42,464      Federal Republic of Germany        01/04/11              4.250          56,961
 352,423      Federal Republic of Germany        01/04/12              5.000         465,114
  53,885      Federal Republic of Germany        10/05/14              6.500          72,067
  26,621      Federal Republic of Germany        01/04/30              6.250          39,550
                                                                                    $734,917

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $21,040,226 and $76,933,069, respectively.

At June 30, 2004, the book cost of investments was $67,645,409 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $12,356,668 and $357,108, respectively, resulting in net unrealized appreciation of $11,999,560.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit, and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment at June 30, 2004 is listed in the Portfolio of Investments.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

Proxy Voting Policies and Procedures

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 are available without charge, upon request, by (i) calling (800) 997-7327 or (ii) on the SEC's website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Disclosure not yet required.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Master Funds

By:               /s/ Donald A. Gignac
                  --------------------------
                  Donald A. Gignac
                  President

By:               /s/ Karen D. Gillogly
                  --------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/ Donald A. Gignac
                  --------------------------
                  Donald A. Gignac
                  President

By:               /s/ Karen D. Gillogly
                  --------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             September 7, 2004